Operating and Maintenance Costs (Tables)	3 Months Ended
Jun. 30, 2025
Operating Costs and Expenses [Abstract]
Schedule of operating and maintenance costs [Table Text Block]
	Three-months ended
	June 30, 2025	June 30, 2024

Digital currency mining	$26,843	$18,266
High performance computing hosting	2,140	2,738
Total	$28,983	$21,004